15. EVENTS AFTER THE REPORTING PERIOD (Details)			5 Months Ended
	Jan. 16, 2026	Dec. 19, 2025 CAD ($) shares	Feb. 28, 2026 CAD ($)	Dec. 19, 2025 $ / shares
Details
Subsequent Event, Description	Company announced that it had entered into an agreement with Red Cloud Securities Inc. (“Red Cloud”) to act as sole agent and bookrunner	Company completed a non-brokered private placement by issuing 6,430,000 flow-through shares (the “FT Share”) at a price of $0.35 per FT Share for gross proceeds of $2,250,500	90,000 stock options, 2,195,000 warrants, and 8,000 finder’s warrants were exercised
Proceeds from Stock Options Exercised			$ 373,950
Sale of Stock, Number of Shares Issued in Transaction | shares		6,430,000
Shares Issued, Price Per Share | $ / shares				$ 0.35
Proceeds from issuing shares		$ 2,250,500
Cash finder's fee		$ 144,931
Finder's Warrants issued | shares		414,090